Income Taxes - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Effective Income Tax Rate Reconciliation, Percent	0.00%
Profit tax rate on first (as percent)				8.25%
Assessable profits			$ 2,000	$ 2,000
Profit tax rate on over (as percent)			16.50%
Aggregate amount		$ 20,738
Uncertain tax position	$ 0	$ 0